Inventories (Detail Textuals)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)		Dec. 31, 2015 CAD ($)	Dec. 31, 2015 USD ($)
Disclosure Of Inventories [Abstract]
Cost of goods sold, inventory	$ 3,079,397	$ 2,482,986			$ 1,563,344
Wrote-off (reversal) of inventory	$ 385,289	$ (108,817)	[1]	$ 40,920

[1]	Restated